INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of investments

	As of December 31,
	2024	2025
Short-term investments
Equity securities with readily determinable fair values:
Marketable securities	81	69
Held to maturity investments
Bank time deposits and financial products	3,522	4,825
Total	3,603	4,894

Long-term investments
Equity securities without readily determinable fair values	86	89
Equity-method investments:
AAPC LUB	495	488
Hotel related funds	404	374
Other investments	214	233
Subtotal	1,113	1,095
Available-for-sale debt securities:
Cjia Group-convertible notes	230	175
Held to maturity investments
Bank time deposits	887	10
Total	2,316	1,369